UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Indian Creek Asset Management LLC
Address:          1170 Kane Concourse
                  Suite 301
                  Bay Harbor Islands, FL 33154


Form 13F File Number: 028-12137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen Lichtenstein
Title:            Chief Financial Officer
Phone:            (212) 957-1000

Signature, Place, and Date of Signing:

    /s/ Stephen Lichtenstein      New York, New York        November 12, 2008
    ------------------------      ------------------        -----------------
         [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $88,761 (thousands)


List of Other Included Managers:

   None.

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                                                        FORM 13F INFORMATION TABLE
                                                                                                                SEC USE ONLY
For Quarter Ended: 9/30/08                      Name of Reporting Manager:  Indian Creek Asset Management LLC

Item 1:                          Item 2 :       Item 3:   Item 4:            Item 5:         Item 6:   Item 7:        Item 8:
Name of Issuer                Title of Class     CUSIP    Market     Share/Prn Share/ Put/  Investment  Other     Voting Authority
                                                          Value        Amount  Prn    Call  Discretion Managers
                                                       (USD)(X$1000)
                                                                                                                Sole    Shared  None
AES CORP. CMN                          COM      00130H105  15,230   1,302,837  SH            Sole               1,302,837
BROWN & BROWN INC CMN                  COM      115236101   2,072      95,819  SH            Sole                  95,819
CARLISLE COS INC CMN                   COM      142339100   4,687     156,377  SH            Sole                 156,377
ERIE INDEMNITY COMPANY CL-A CMN
  CLASS A                              COM      29530P102   1,359      32,156  SH            Sole                  32,156
EXTERRAN HOLDINGS, INC. CMN            COM      30225X103   6,152     192,480  SH            Sole                 192,480
GEORGIA GULF CORP NEW CMN              CALL     373200203       2         679  SH     CALL   Sole                     679
GEORGIA GULF CORP NEW CMN              CALL     373200203      21       8,350  SH     CALL   Sole                   8,350
HELIX ENERGY SOLUTNS GROUP INC CMN     COM      42330P107   5,984     246,454  SH            Sole                 246,454
INGERSOLL-RAND COMPANY CMN CLASS A     COM      G4776G101   6,990     224,241  SH            Sole                 224,241
KKR FINANCIAL HOLDINGS LLC CMN SERIES
  CLASS                                COM      48248A306   1,718     270,135  SH            Sole                 270,135
MF GLOBAL LTD CMN                      COM      G60642108   4,529   1,043,556  SH            Sole               1,043,556
MIRANT CORPORATION CMN                 COM      60467R100   4,794     262,123  SH            Sole                 262,123
NCR CORPORATION CMN                    COM      62886E108   1,944      88,185  SH            Sole                  88,185
ECHOSTAR CORPORATION CMN               COM      278768106   5,762     239,093  SH            Sole                 239,093
SPIRIT AEROSYSTEMS  HOLDINGS INC CMN   COM      848574109   8,291     515,954  SH            Sole                 515,954
TENNECO INC CMN                        COM      880349105   5,536     520,754  SH            Sole                 520,754
TITANIUM METALS CORP CMN               COM      888339207   5,783     509,923  SH            Sole                 509,923
URS CORPORATION CMN                    COM      903236107   7,907     215,618  SH            Sole                 215,618
